Other Current Monetary Assets	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Current Monetary Assets [Abstract]
Other Current Monetary Assets
13.
OTHER CURRENT MONETARY ASSETS

	December 31
	2022	2023
	NT$	NT$
	(In Millions)
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	$1,916	$18,573
Accrued custodial receipts	815	893
Others	888	886
	$3,619	$20,352

The annual yield rates of time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months at the balance sheet dates were as follows:

	December 31
	2022	2023
Time deposits, negotiable certificates of deposit and commercial paper with maturities of more than three months	0.03%-3.00%	0.03%-5.54%